Bank Overview - Additional Information (Detail) - ₨ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 20, 2019	Sep. 19, 2019
Nature Of Business [Line Items]
Shares issued, price per share			₨ 1
Equity shares, issued	5,545,540,976	5,512,776,482	5,470,763,894
Equity shares, par value	₨ 1	₨ 1	₨ 1	₨ 2
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder	21.00%	21.10%